STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 31, 2020	Feb. 25, 2020	Mar. 29, 2019	Apr. 30, 2021	Sep. 01, 2020	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Sep. 08, 2020	Aug. 28, 2020	Jun. 04, 2020	Feb. 26, 2020
Preferred stock, shares authorized							20,000,000
Preferred stock, par value							$ 0.001
Description of voting rights							Company who controls approximately 60% of all voting shares
Common stock, par value				$ 0.000001			$ 0.000001	$ 0.000001
Common stock, shares issued				2,574,413			1,427,163	538,464
Common stock, shares outstanding				2,574,413			1,427,163	538,464
Common stock, shares authorized				15,000,000			15,000,000	15,000,000	15,000,000		20,000,000,000
Number of warrant issued							950,000
Option and warrant expense						$ 0	$ 351,500	$ 0
Conversion of notes payable							24,803	752,409
Accrued Interest to common tock							$ 19,933	$ 240,035
Conversion of common stock							624,847	536,613
Conversion fees								$ 27,850
Derivative liabilty							$ 20,185	$ 755,253
Description of reverse stock split		4000:1 reverse stock split	6000:1 reverse stock
Additional number of common stock issued	1,699						71,200
Additional number of shares issued							1,700
Dividend paid				$ 0		$ 0
Number of shares issue for fees to a consultant				50,000
Number of shares issue for fees to a consultant, value				$ 107,500
Preferred Series B [Member]
Preferred stock, shares authorized				20,000			20,000	20,000
Preferred stock, par value				$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued				20,000			20,000	20,000
Preferred stock, shares outstanding				20,000			20,000	20,000
Preferred stock voting rights, description				The Series B Preferred Stock have voting rights equal to 51% of the total voting rights at any time.			The Series B Preferred Stock have voting rights equal to 66.7% of the total voting rights at any time.
Preferred Series A [Member]
Preferred stock, shares authorized				330,000			330,000	330,000
Preferred stock, par value				$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued				0			0	0
Preferred stock, shares outstanding				0			0	0
Preferred Series C [Member]
Preferred stock, shares authorized				7,250			7,250	7,250
Preferred stock, par value				$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued				7,250	100		7,250	6,750		150
Preferred stock, shares outstanding				7,250			7,250	6,750
Conversion price				$ 2.63			$ 2.63	$ 2.63
Conversion of notes payable				$ 9,105
Accrued expenses - related party					$ 11,177
Series D Preferred Stock [Member]
Preferred stock, shares authorized				870			870	870
Preferred stock, par value				$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued				870			870	870
Preferred stock, shares outstanding				870			870	870
Preferred stock voting rights, description				These shares are non-voting
Optional redemption per share				$ 1,000			$ 1,000
Demand Loan [Member] | Preferred Series C [Member]
Preferred stock, shares issued												250
Common Stock [Member]
Number of shares issued as part of Regulation A filing				1,097,250
Value of shares issued as part of Regulation A filing				$ 2,194,500
Net proceeds of amount				2,099,683			$ 250,000
Remaining share proceeds receivable				$ 94,817			$ 100,000
Lenders for fees (in shares)							43,852
Charge to debt discount							$ 35,060